Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax (Detail) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 1,057,084
Balance	$ 1,057,084	1,021,944
Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	1,651,059	2,161	$ 2,305,554
Balance	2,161		1,651,059
Available for Sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gains/(losses) recognized in OCI		87
Reclasses from OCI to net income		169
Net period OCI		256
Balance		256
Available for Sale Securities | Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(95)	68	(208)
Gains/(losses) recognized in OCI	57		(265)
Reclasses from OCI to net income	106		378
Net period OCI	163		113
Balance	68		(95)
Pension/Post-retirement Benefits
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gains/(losses) recognized in OCI		(403)
Net period OCI		(403)
Balance		(403)
Pension/Post-retirement Benefits | Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(438)	(3,036)	4,683
Gains/(losses) recognized in OCI	(2,598)		(5,121)
Net period OCI	(2,598)		(5,121)
Balance	(3,036)		(438)
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gains/(losses) recognized in OCI		(316)
Reclasses from OCI to net income		169
Net period OCI		(147)
Balance		(147)
Accumulated other comprehensive loss | Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(10,344)	(12,779)	(6,866)
Gains/(losses) recognized in OCI	(2,541)		(5,386)
Reclasses from OCI to net income	106		1,908
Net period OCI	(2,435)		(3,478)
Balance	(12,779)		(10,344)
Currency Translation Adjustment | Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(9,811)	$ (9,811)	(9,811)
Balance	$ (9,811)		(9,811)
Interest Rate Swaps | Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			(1,530)
Reclasses from OCI to net income			1,530
Net period OCI			$ 1,530